Changes in Accumulated Other Comprehensive Loss by Component	12 Months Ended
Dec. 31, 2021
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Changes in Accumulated Other Comprehensive Loss by Component	Changes in Accumulated Other Comprehensive Loss by Component
The following table explains the changes in accumulated other comprehensive loss by component.

	Interest rate cash flow hedges, net of tax		Other postretirement benefits liability adjustment, net of tax		Accumulated other comprehensive loss, net of tax

	(Thousands)
December 31, 2018	$(387)		$(5,019)		$(5,406)
Losses reclassified from accumulated other comprehensive loss, net of tax	387	(a)	316	(b)	703
Change in accounting principle	—		(496)		(496)
December 31, 2019	—		(5,199)		(5,199)
Gains reclassified from accumulated other comprehensive loss, net of tax	—		(156)	(b)	(156)
December 31, 2020	—		(5,355)		(5,355)
Losses reclassified from accumulated other comprehensive loss, net of tax	—		744	(b)	744
December 31, 2021	$—		$(4,611)		$(4,611)
(a)Losses, net of tax, related to interest rate cash flow hedges were reclassified from accumulated other comprehensive loss into interest expense.
(b)Losses (gains), net of tax, related to other postretirement benefits liability adjustments were attributable to net actuarial losses/gains and net prior service costs.